Redeemable Noncontrolling Interests and Noncontrolling Interests Other Consolidated Subsidiaries and Variable Interest Entities (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended										12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 Subsidiaries	Dec. 31, 2011 Subsidiaries	Dec. 31, 2010	Dec. 10, 2012	Dec. 31, 2012 Operating Partnership [Member]	Dec. 31, 2011 Operating Partnership [Member]	Dec. 31, 2012 Other Consolidated Subsidiaries [Member]	Dec. 31, 2011 Other Consolidated Subsidiaries [Member]	Dec. 27, 2012 Kirkwood Mall Mezz, LLC [Member]	Apr. 20, 2012 El Paso Outlet Center Holding, LLC [Member]	Dec. 31, 2012 PPG Venture I LP [Member]	Dec. 31, 2011 PPG Venture I LP [Member]	Dec. 31, 2012 Imperial Valley Commons, L.P. [Member]	Dec. 31, 2011 Imperial Valley Commons, L.P. [Member]	Dec. 31, 2012 Gettysburg Outlet Holding, LLC [Member]	Apr. 17, 2012 Outlet Shoppes at Gettysburg [Member]	Dec. 31, 2012 PJV Units [Member] Other Consolidated Subsidiaries [Member]	Dec. 31, 2011 PJV Units [Member] Other Consolidated Subsidiaries [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Units Converted to Common	12,690,628
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities				$ 14,000
Business Acquisition, Percentage of Voting Interests Acquired				30.00%					49.00%
Common stock, shares issued	12,466,000
Equity Method Investment, Ownership Percentage																50.00%
Redeemable Noncontrolling Interest, Equity, Carrying Amount	464,082	456,105			465,596	456,105	430,247	430,069
Increase (Decrease) in Redeemable Noncontrolling Interest [Roll Forward]
Redeemable noncontrolling preferred joint venture interest	423,834																423,834	423,834
Net income attributable to redeemable noncontrolling preferred joint venture interest																	20,686	20,637
Distribution to redeemable noncontrolling preferred joint venture interest																	(20,686)	(20,637)
Issuance of preferred joint venture interest	0	0	2,146
Redeemable noncontrolling preferred joint venture interest	423,834	423,834															423,834	423,834
Number of Other Consolidated Subsidiaries	26	18
Noncontrolling interests in other consolidated subsidiaries							63,497	4,280
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage											10.00%		60.00%
Joint Venture Total Assets									102,936	121,499		49,373		26,680	45,047
Joint Venture Mortgage Note Payable												34,349
Joint Venture Partner Interest, Ownership Percentage									51.00%
Business Acquisition, Purchase Price Allocation, Liabilities Assumed									$ 40,368	$ 66,367					$ 40,170